Condensed Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	$ 98,283	$ 244,072	$ 202,127	$ 384,761
Total assets	5,024,214	6,853,861
Accrued expenses and other payables	726,877	749,388
Borrowings	102,831	1,234,072
RMB-denominated US$-settled senior notes, less debt discount	259,513	258,827
Total equity	(484,346)	609,916
Parent Company
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	18	7,129	8,656	630
Due from other affiliates	19,561	25,775
Due from subsidiaries	142,408	85,400
Other receivables	250	250
Investment in subsidiaries	439,996	1,599,919
Dividend receivable	81,257	0
Debt issuance costs	2,750	5,598
Total assets	686,240	1,724,071
Accrued expenses and other payables	12,418	13,685
Borrowings	36,128	29,800
Convertible senior notes	23,779	23,733
RMB-denominated US$-settled senior notes, less debt discount	259,513	258,827
Due to subsidiaries	836,955	786,338
Deferred revenue	1,793	1,772
Total equity	(484,346)	609,916
Total liabilities and equity	$ 686,240	$ 1,724,071